CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 4,298,693	¥ 4,424,462	¥ 4,239,359
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	20,029	979	59,663
Total cash, cash equivalent, restricted cash and restricted cash equivalents	4,318,722	4,425,441	4,299,022
Right-of-use asset	¥ 27,167	¥ 29,148	¥ 29,374